SCHEDULE OF NOTES PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Note payable	$ 740	$ 730	$ 729
Less current portion	(264)	(273)	(302)
Long-term portion	476	457	427
US Bank [Member]
Debt Instrument [Line Items]
Note payable	134	230	235
Ford [Member]
Debt Instrument [Line Items]
Note payable	461	406	374
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Note payable	$ 145	$ 94	$ 120